Accounts and Other Receivables and Contract Assets - Summary of Detailed Information About Movements In Provision for Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
At the beginning of the year	¥ 630,848	¥ 688,378	¥ 401,626
Impairment loss recognized in the consolidated statement of comprehensive income	1,140,937	991,903	1,499,344
Written off during the year	(1,172,660)	(1,083,618)	(1,283,858)
Recovery of receivables written off previously	40,376	34,185	71,266
At the end of the year	¥ 639,501	¥ 630,848	¥ 688,378